INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following table summarizes information relating to the Company's acquired intangible assets as of September 30, 2017:

	Amortizable Intangible Assets
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives

Customer relationships	$5,970,884	(1,207,217)	$4,763,667	8 to 18 years
Trade names (a)	1,067,083	(432,402)	634,681	2 to 4 years
Other amortizable intangibles	37,052	(8,805)	28,247	1 to 15 years
	$7,075,019	$(1,648,424)	$5,426,595

(a)
On May 23, 2017, Altice N.V. announced the adoption of a global brand which will replace the Company's brands in the future, reducing the remaining useful lives of these trade name intangibles. The Company has estimated the remaining useful lives to be 3 years from the date of the adoption, which reflects one year as an in-use asset and two years as a defensive asset. Amortization expense is calculated on an accelerated basis based on the Company's estimate of the intangible asset during the in-use period. The remaining estimated value of the defensive asset once it is no longer in use will be amortized over the defensive period. Estimated amortization expense related to the Optimum and Lightpath trade names are approximately $545,805 for 2017 (of which $334,312 has been expensed through September 30, 2017), $355,006 for 2018, $46,627 for 2019 and $18,140 through May 2020.

Amortization expense for the three and nine months ended September 30, 2017 aggregated $426,419, and $981,657, respectively, and for the three and nine months ended September 30, 2016 aggregated $258,670 and $402,994, respectively.
The following table summarizes information relating to the Company's acquired indefinite-lived intangible assets as of September 30, 2017:

	Cablevision	Cequel	Total
Cable television franchises	$8,113,575	$4,906,506	$13,020,081
Goodwill	5,839,757	2,153,742	7,993,499
Total	$13,953,332	$7,060,248	$21,013,580

The carrying amount of goodwill is presented below:

Gross goodwill as of January 1, 2017	$7,992,700
Goodwill recorded in connection with acquisition in first quarter 2017 (Cablevision Segment)	20,687
Adjustments to purchase accounting relating to Cablevision Acquisition	3,213
Transfer of Cablevision goodwill related to Altice Technical Services US Corp. (See Note 14 for further details)	(23,101)
Net goodwill as of September 30, 2017	$7,993,499

INTANGIBLE ASSETS

        The following table summarizes information relating to the Company's acquired intangible assets as of December 31, 2016:

	Amortizable Intangible Assets
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Customer relationships	$5,925,884	$(580,276)	$5,345,608	8 to 18 years
Trade names	1,066,783	(83,397)	983,386	2 to 12 years
Other amortizable intangibles	26,743	(3,093)	23,650	1 to 15 years

	$7,019,410	$(666,766)	$6,352,644

        Amortization expense for the year ended December 31, 2016 aggregated $653,410.

        The following table sets forth the estimated amortization expense on intangible assets for the periods presented:

Estimated amortization expense
Year Ending December 31, 2017	$928,597
Year Ending December 31, 2018	834,312
Year Ending December 31, 2019	758,189
Year Ending December 31, 2020	681,610
Year Ending December 31, 2021	604,456

        The following table summarizes information relating to the Company's acquired indefinite-lived intangible assets as of December 31, 2016:

	Optimum	Suddenlink	Total
Cable television franchises	$8,113,575	$4,906,506	$13,020,081
Goodwill	5,838,959	2,153,741	7,992,700

Total	$13,952,534	$7,060,247	$21,012,781

        The carrying amount of goodwill is presented below:

Gross goodwill as of January 1, 2016	$2,040,402
Goodwill recorded in connection with Cablevision Acquisition	5,838,959
Adjustments to purchase accounting relating to Cequel Acquisition	113,339

Net goodwill as of December 31, 2016	$7,992,700